Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000008009 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008009 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008009 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008009 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008009 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000008009 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000008009 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008010 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008010 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000008010 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008010 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008010 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008010 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008010 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000008010 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008010 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008010 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008010 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008010 [Member] | Vanguard Real Estate II Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[1]
C000032424 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000032424 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000032424 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000032424 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000032424 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000032424 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000032424 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000032424 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000032424 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000032424 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000032424 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000032424 [Member] | Vanguard Real Estate II Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[2]
C000008011 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008011 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000008011 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008011 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008011 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008011 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008011 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000008011 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008011 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008011 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008011 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008011 [Member] | Vanguard Real Estate II Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[3]
C000008012 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008012 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000008012 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008012 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008012 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008012 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008012 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000008012 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008012 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008012 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008012 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008012 [Member] | Vanguard Real Estate II Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[4]
C000211922 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000211922 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000211922 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000211922 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211921 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000211921 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000211921 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000211921 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%

[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.
[2]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.
[3]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.
[4]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.